Income Taxes (Details 3) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
U.S. NOL	$ 9,900,000	$ 7,977,213	$ 6,152,242
Foreign NOL	30,900,000	6,406,052	5,365,437
Accrued payroll and expense		131,867	132,812
Nonqualified options		780,800	760,213
Others		171,819	30,040
Total deferred tax assets		15,467,751	12,440,744
Less: valuation allowance	$ (361,059)	$ (15,467,751)	$ (12,440,744)